Results for the year - Net sales and rebates - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2024 DKK (kr) wholesaler	Dec. 31, 2023 DKK (kr)	Dec. 31, 2022 DKK (kr)
Disclosure of geographical areas [line items]
Statutory discounts of net	kr 800
Provisions for sales rebates	kr 4,600
Number of major wholesalers distributing products | wholesaler	3
Net sales expected to be recognised in next 12 months	kr 3,753	kr 3,166
Net sales expected to be recognised thereafter	kr 5,822	kr 443
Wholesaler 1
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	23.00%	22.00%	19.00%
Wholesaler 2
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	17.00%	17.00%	14.00%
Wholesaler 3
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	17.00%	15.00%	13.00%
USA
Disclosure of geographical areas [line items]
Number of major wholesalers distributing products | wholesaler	3
Total sales (as a percent) (more than for USA)	10.00%
USA | Other
Disclosure of geographical areas [line items]
US rebates, discounts and sales returns	kr (367,039)	kr (357,928)	kr (260,533)
USA | US Managed Care and Medicare
Disclosure of geographical areas [line items]
Period to settle	100 days
USA | US wholesaler charge-backs | Non-government customers
Disclosure of geographical areas [line items]
Period to settle	30 days
USA | US Medicaid rebates | Government customers
Disclosure of geographical areas [line items]
Period to settle	150 days
North America Operations
Disclosure of geographical areas [line items]
Rebates (as a percent of gross sales)	69.00%	74.00%	75.00%